Segment information	12 Months Ended
Dec. 31, 2023
Segment information
4 Segment information
The Bank is a global financial services company domiciled in Switzerland and is organized into four divisions – Wealth Management, Swiss Bank, Asset Management and Non-core and Legacy (including Investment Bank) - and the Corporate Center. Non-core and Legacy (including Investment Bank) includes positions and businesses not aligned with UBS’s strategy and policies, including the assets and liabilities of the former Capital Release Unit and certain assets and liabilities of Wealth Management, Swiss Bank, Asset Management and the Corporate Center. This division also includes all assets and liabilities of the former Investment Bank division, including positions and businesses not aligned with UBS’s strategy and policies as well as, for reporting purposes, those positions and businesses that are being transitioned to the UBS Investment Bank. Prior periods were restated to conform to the current presentation.
The segment information reflects the Bank’s reportable segments and the Corporate Center, which are managed and reported on a pre-tax basis, as follows:
■ Wealth Management offers comprehensive wealth management and investment solutions and tailored financing and advisory services to ultra-high-net-worth (UHNW) and high-net-worth (HNW) individuals and external asset managers. We serve our clients along a client-centric and needs-based delivery model, utilizing the broad spectrum of our global capabilities through geographic and client segment-specific coverage business areas.
■ Swiss Bank offers comprehensive advice and a wide range of financial solutions to private, corporate and institutional clients primarily domiciled in our home market of Switzerland. Our private clients business has a leading franchise in Switzerland, including HNW, affluent, retail and small business clients. In addition, we provide consumer finance services through our subsidiary BANK-now and the leading credit card brands through our investment in Swisscard AECS GmbH. Our corporate and institutional clients business serves large corporate clients, small and medium-sized enterprises, institutional clients, financial institutions and commodity traders.
■ Asset Management offers investment solutions and services globally to a broad range of clients, including pension funds, governments, foundations and endowments, corporations, wholesalers and UHNW individuals, with a strong presence in our Swiss home market. Backed by a global presence, Asset Management offers active and passive solutions in traditional investments as well as alternative investments.
■ Non-core and Legacy (including Investment Bank) includes positions and businesses not aligned with UBS’s strategy and policies, including the assets and liabilities of the former Capital Release Unit and certain assets and liabilities of Wealth Management, Swiss Bank, Asset Management and the Corporate Center. This division also includes all assets and liabilities of the former Investment Bank division, including positions and businesses not aligned with UBS’s strategy and policies as well as, for reporting purposes, those positions and businesses that are being transitioned to the UBS Investment Bank.
Corporate Center includes parent company operations such as bank financing, expenses for projects sponsored by the Bank and certain expenses and revenues that had not been allocated to the segments. In addition, the Corporate Center includes consolidation and elimination adjustments required to eliminate intercompany revenues and expenses.
Revenue sharing and cost allocation
Responsibility for each product is allocated to a specific segment, which records all related revenues and expenses. Revenue-sharing and service level agreements govern the compensation received by one segment for generating revenue or providing services on behalf of another. These agreements are negotiated periodically by the relevant segments on a product-by-product basis. The aim of revenue-sharing and service level agreements is to reflect the pricing structure of unrelated third-party transactions.
Corporate services and business support in finance, operations, human resources, legal, compliance, risk management and IT are provided by corporate functions, and the related costs are allocated to the segments and Corporate Center based on their requirements and other relevant measures.
Funding
The Bank centrally manages its funding activities. The Bank lends funds to its operating subsidiaries and affiliates on both a senior and subordinated basis, as needed, the latter typically to meet capital requirements, or as desired by management to capitalize on opportunities. Capital is distributed to the segments considering factors such as regulatory capital requirements, utilized economic capital and the historic and future potential return on capital.
Transfer pricing, using market rates, is used to record net revenues and expenses in each of the segments for this capital and funding. The Bank’s funds transfer pricing system is designed to allocate funding costs to its businesses in a way that incentivizes their efficient use of funding. The Bank’s funds transfer pricing system is an essential tool that allocates to the businesses the short-term and long-term costs of funding their balance sheet usages and off-balance sheet contingencies. The funds transfer pricing framework ensures the full funding costs allocation under normal business conditions, but it is of even greater importance in a stressed capital markets environment where raising funds is more challenging and expensive. Under this framework, the Bank’s businesses are also credited to the extent they provide long-term stable funding.
Net revenues and income/(loss) before taxes
in	2023		2022	2021
Net revenues (CHF million)
Wealth Management	3,058		4,904	5,549
Swiss Bank	3,515		4,228	4,457
Asset Management	659		1,214	1,352
Non-core and Legacy (including Investment Bank)	(1,185)		4,635	11,347
Corporate Center	14,586		(61)	(9)
Adjustments [1]	(743)	[2]	293	346
Net revenues	19,890		15,213	23,042
Income/(loss) before taxes (CHF million)
Wealth Management	(3,206)		427	1,513
Swiss Bank	180		1,579	1,981
Asset Management	(1,432)		202	372
Non-core and Legacy (including Investment Bank)	(11,855)		(5,323)	(4,249)
Corporate Center	14,075		(144)	(218)
Adjustments [1]	(1,022)	[2]	(72)	510
Income/(loss) before taxes	(3,260)		(3,331)	(91)
1 Adjustments represent certain consolidating entries, including those relating to entities that are managed but are not owned or wholly owned by the Bank.
2 Includes a gain of CHF 894 million from the write-down of additional tier 1 capital notes relating to Credit Suisse Group AG.
Total assets
end of	2023	2022
Total assets (CHF million)
Wealth Management	86,484	120,524
Swiss Bank	183,724	197,303
Asset Management	1,626	3,091
Non-core and Legacy (including Investment Bank)	108,837	184,951
Corporate Center	74,190	25,488
Adjustments [1]	(2,354)	(1,318)
Total assets	452,507	530,039
1 Adjustments represent certain consolidating entries, including those relating to entities that are managed but are not owned or wholly owned by the Bank.
Net revenues and income/(loss) before taxes by geographical location
in	2023	2022	2021
Net revenues (CHF million)
Switzerland	17,210	7,154	8,382
EMEA	(1,488)	523	2,916
Americas	4,270	6,134	8,896
Asia Pacific	(102)	1,402	2,848
Net revenues	19,890	15,213	23,042
Income/(loss) before taxes (CHF million)
Switzerland	6,689	543	1,659
EMEA	(5,891)	(2,907)	(5,554)
Americas	(1,312)	374	3,574
Asia Pacific	(2,746)	(1,341)	230
Income/(loss) before taxes	(3,260)	(3,331)	(91)
The designation of net revenues and income/(loss) before taxes is based on the location of the office recording the transactions. This presentation does not reflect the way the Bank is managed.
Total assets by geographical location
end of	2023	2022
Total assets (CHF million)
Switzerland	218,948	201,752
EMEA	74,240	93,767
Americas	123,327	181,228
Asia Pacific	35,992	53,292
Total assets	452,507	530,039
The designation of total assets by region is based upon customer domicile.